Operating assets and liabilities, Receivables (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Trade and other receivables [abstract]
Trade receivables gross			$ 7,763	$ 5,502
Allowance for impairment losses			(565)	(119)
Trade receivables			7,198	5,383
Apprenticeship grant funding			294	25
Other receivables			11	267
GST recoverable			1,035	755
Trade and other receivables	$ 5,656		8,538	6,430
Not Past Due [Member]
Trade and other receivables [abstract]
Trade receivables gross			4,622	4,220
Past Due 1 - 30 Days [Member]
Trade and other receivables [abstract]
Trade receivables gross			837	623
Past Due 31 - 90 Days [Member]
Trade and other receivables [abstract]
Trade receivables gross			1,623	443
Past Due 90 Days and Over [Member]
Trade and other receivables [abstract]
Trade receivables gross			$ 681	$ 216

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars